Submission	Jun. 19, 2026
Submission [Line Items]
Central Index Key	0000312069
Registrant Name	BARCLAYS PLC
Registration File Number	333-277578
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES